Other Assets - Summary of Other Assets (Parenthetical) (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Detailed Information About Other Assets [Line Items]
Unbilled revenue recognized			$ 766	$ 1,011
Letter of credit	$ 87		87
Embedded derivative asset	17		17	0	$ 0
Gain on redemption options			17	$ 0
EH Cryo Project Asset [Member]
Detailed Information About Other Assets [Line Items]
Unbilled revenue recognized		$ 178
Unbilled revenue reduced amount	17
Performance obligations cancelled	75
Outstanding provision derecognized an obligation to incur additional costs	17
Letter of credit	$ 31		31
Other Long-Term Assets [Member] | EH Cryo Project Asset [Member]
Detailed Information About Other Assets [Line Items]
Unbilled revenue recognized			$ 161